Schedule of Reconciliation Segmented Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Revenue	$ 14,004,527	$ 13,326,824	$ 15,097,056
Cost of revenue	6,426,973	8,392,767	9,973,211
Total cost of sales	6,426,973	8,392,767	9,973,211
Gross profit	7,577,554	4,934,057	5,123,845
Segment operating expenses	5,025,331	4,352,249	3,536,590
Total operating income	2,552,223	581,808	1,587,255
Unallocated expenses	1,320,311	1,372,126	1,498,403
Amortization and expiration of operating lease right-of-use assets	6,781	29,748	28,935
Depreciation	244,179	558,740	557,267
Foreign exchange loss (gain)	88,701	(1,139)	142,857
Interest income	(643)	(1,049)	(185)
Loss on disposal of equipment	1,927
Stock awareness program		146,300	161,332
Stock-based compensation	379,247	515,116	696,248
Net income (loss) before income taxes	$ 511,720	$ (2,038,034)	$ (1,497,602)